STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Aug. 11, 2022	Oct. 20, 2022	Sep. 30, 2022	Sep. 16, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of aggregate shares granted					3,826,500
Weighted average exercise price					$ 3.28
Stock option expense					$ 751,776
Unamortized option expense					$ 4,374,348
Unamortized option expense expected to be recognized over a weighted average period					2 years 9 months 18 days
Number of warrants issued					5,174,500
Weighted average exercise price					$ 2.64
Warrants exercisable term					4 years 9 months 18 days
Officers and directors [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	695,000
Weighted average exercise price	$ 4.20
Warrants exercisable term	5 years
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	135,000
Weighted average exercise price	$ 4.40
Warrants exercisable term	5 years
Maxim [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	32,000
Weighted average exercise price	$ 4.40
Warrants exercisable term	5 years
Third-party Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	920,000	366,562	352,188	517,500
Weighted average exercise price	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Warrants exercisable term	5 years